Segment Information - Summary of Revenue by Geographic Area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Line Items]
Revenue	€ 6,764	€ 5,259	€ 4,090
United States
Disclosure Of Operating Segments [Line Items]
Revenue	2,542	1,973	1,577
United Kingdom
Disclosure Of Operating Segments [Line Items]
Revenue	727	576	444
Luxembourg
Disclosure Of Operating Segments [Line Items]
Revenue	4	3	3
Other Countries
Disclosure Of Operating Segments [Line Items]
Revenue	€ 3,491	€ 2,707	€ 2,066